Debt and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instruments [Abstract]
Debt Outstanding and Debt Activity Tables
The following table presents the Partnership’s outstanding debt:

	December 31, 2018			December 31, 2017
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
2.600% Senior Notes due 2018	$—	$—	$—	$350,000	$349,684	$350,631
5.375% Senior Notes due 2021	500,000	496,959	515,990	500,000	495,815	530,647
4.000% Senior Notes due 2022	670,000	669,078	662,109	670,000	668,849	684,043
3.950% Senior Notes due 2025	500,000	492,837	466,135	500,000	491,885	500,885
4.650% Senior Notes due 2026	500,000	495,710	483,994	500,000	495,245	520,144
4.500% Senior Notes due 2028	400,000	394,631	377,475	—	—	—
4.750% Senior Notes due 2028	400,000	395,841	384,370	—	—	—
5.450% Senior Notes due 2044	600,000	593,349	522,386	600,000	593,234	637,827
5.300% Senior Notes due 2048	700,000	686,648	605,327	—	—	—
5.500% Senior Notes due 2048	350,000	342,328	311,536	—	—	—
RCF	220,000	220,000	220,000	370,000	370,000	370,000
APCWH Note Payable	427,493	427,493	427,493	98,966	98,966	98,966
Total long-term debt	$5,267,493	$5,214,874	$4,976,815	$3,588,966	$3,563,678	$3,693,143

(1)	Fair value is measured using the market approach and Level 2 inputs.

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2018 and 2017:

thousands	Carrying Value
Balance at December 31, 2016	$3,091,461
RCF borrowings	370,000
APCWH Note Payable borrowings	98,813
Other	3,404
Balance at December 31, 2017	$3,563,678
RCF borrowings	540,000
APCWH Note Payable borrowings	321,780
Issuance of 4.500% Senior Notes due 2028	400,000
Issuance of 5.300% Senior Notes due 2048	700,000
Issuance of 4.750% Senior Notes due 2028	400,000
Issuance of 5.500% Senior Notes due 2048	350,000
Repayment of 2.600% Senior Notes due 2018	(350,000)
Repayments of RCF borrowings	(690,000)
Other	(20,584)
Balance at December 31, 2018	$5,214,874

Interest-Rate Swap Table
The following interest-rate swaps were outstanding as of December 31, 2018:

Notional Principal Amount	Reference Period	Mandatory Termination Date	Fixed Interest Rate
$250.0 million	December 2019 - 2024	December 2019	2.730%
$250.0 million	December 2019 - 2029	December 2019	2.856%
$250.0 million	December 2019 - 2049	December 2019	2.905%

Interest Expense Table
The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2018	2017	2016
Third parties
Long-term debt	$(199,322)	$(142,525)	$(121,832)
Amortization of debt issuance costs and commitment fees	(8,207)	(6,616)	(6,398)
Capitalized interest	32,479	9,074	12,918
Total interest expense – third parties	(175,050)	(140,067)	(115,312)
Affiliates
Deferred purchase price obligation – Anadarko (1)	—	(71)	7,747
APCWH Note Payable	(6,746)	(153)	—
Total interest expense – affiliates	(6,746)	(224)	7,747
Interest expense	$(181,796)	$(140,291)	$(107,565)

(1)	See Note 3 for a discussion of the Deferred purchase price obligation - Anadarko.